Estimated Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 14,375
2018	13,417
2019	12,107
2020	11,727
2021	11,021
Thereafter	420,068
Net Balance	$ 482,715	$ 481,795